Fair Value of Financial Instruments (Details) (Recurring, USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Total
Fair Value of Financial Instruments
Assets at fair value	$ 6,607	$ 8,597	$ 486
Total | Money market funds
Fair Value of Financial Instruments
Assets at fair value	2,308	5,876	486
Total | Bank certificate of deposit
Fair Value of Financial Instruments
Assets at fair value	100	100
Total | Corporate Debt
Fair Value of Financial Instruments
Assets at fair value	1,951	2,621
Quoted Prices In Active Markets (Level 1)
Fair Value of Financial Instruments
Assets at fair value	2,308	5,876	486
Quoted Prices In Active Markets (Level 1) | Money market funds
Fair Value of Financial Instruments
Assets at fair value	2,308	5,876	486
Other Observable Inputs (Level 2)
Fair Value of Financial Instruments
Assets at fair value	4,299	2,721
Other Observable Inputs (Level 2) | Bank certificate of deposit
Fair Value of Financial Instruments
Assets at fair value	100	100
Other Observable Inputs (Level 2) | Corporate Debt
Fair Value of Financial Instruments
Assets at fair value	$ 1,951	$ 2,621